Non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets.
Schedule of non-current assets

	Year ended December 31,
	2025	2024
	$’m	$’m
Customer receivables	40	36
Indirect tax and other non-current assets	24	17
	64	53